TOTAL OPERATING COSTS - Auditor Remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Audit of parent company and consolidated financial statements	€ 3,149	€ 2,737	€ 2,401
Audit of the Company’s subsidiaries	3,046	3,430	3,719
Total audit	6,195	6,167	6,120
Audit related assurance services	909	1,106	976
Other assurance services	279	236	101
Total audit and audit-related assurance services	7,383	7,509	7,197
All other services	30	123	1,180
Total non-audit or non-audit-related assurance services	30	123	1,180
Total audit and all other fees	€ 7,413	€ 7,632	€ 8,377